Regulatory Capital - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Parenthetical) (Detail)	Dec. 31, 2017
Brazil, Brazil Real | Subordinated financial bills six [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	7.00%
Brazil, Brazil Real | Subordinated financial bills seven [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	7.53%
Brazil, Brazil Real | Subordinated financial bills seven [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	7.70%
Brazil, Brazil Real | Subordinated financial bills nine [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	4.40%
Brazil, Brazil Real | Subordinated financial bills nine [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	6.58%
Brazil, Brazil Real | Subordinated financial bills ten [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	1.01%
Brazil, Brazil Real | Subordinated financial bills ten [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	1.32%
Brazil, Brazil Real | Subordinated financial bills eleven [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	9.95%
Brazil, Brazil Real | Subordinated financial bills eleven [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	11.96%
Brazil, Brazil Real | Subordinated financial bills fourteen [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	11.96%
Brazil, Brazil Real | Subordinated financial bills fifteen [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	4.70%
Brazil, Brazil Real | Subordinated financial bills fifteen [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	6.30%
Brazil, Brazil Real | Subordinated financial bills seventeen [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	6.00%
Brazil, Brazil Real | Subordinated financial bills seventeen [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	6.17%
Brazil, Brazil Real | Subordinated financial bills nineteen [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	5.15%
Brazil, Brazil Real | Subordinated financial bills nineteen [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	5.83%
Brazil, Brazil Real | Subordinated financial bills twenty [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate basis adjustment	4.63%
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	5.75%
United States of America, Dollars | Subordinated euronotes two [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	5.75%
United States of America, Dollars | Subordinated euronotes two [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes four [Member] | Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	5.50%
United States of America, Dollars | Subordinated euronotes four [Member] | Top of range [member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	5.65%
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of regulatory capital [Line Items]
Borrowings interest rate	5.13%